SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

16.          SHAREHOLDERS’ EQUITY

Ordinary Shares

As of December 31, 2018, the Company has 72,069,645 Class A and 24,336,650 Class B ordinary shares issued. As of December 31, 2019, the Company has 71,775,686 Class A and 24,336,650 Class B ordinary shares issued.   Total outstanding shares of Class A ordinary shares as of December 31, 2018 and 2019 are 65,004,587 and 65,403,527, respectively. Total outstanding shares of Class B ordinary shares as of December 31, 2018 and 2019 are 24,336,650.

The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting rights. Each Class A ordinary share is entitled to one vote per share whereas each Class B ordinary share is entitled to 10 votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by its holder, but Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a Class B ordinary shareholder to any person or entity which is not an affiliate of such holder, such Class B ordinary shares will be automatically and immediately converted into the equal number of Class A ordinary shares.

No class B ordinary shares were converted into Class A ordinary shares for the years ended December 31, 2017, 2018 and 2019.

Treasury share

Treasury share represents shares repurchased and held by the Company. These shares have no voting rights and are not entitled to receive dividends and are excluded from the weighted average outstanding shares in calculation of net income per share.  Treasury share is accounted for under the cost method. As of December 31, 2019, under the repurchase plan, the Company has repurchased an aggregate of 7,065,058 Class A ordinary shares on the open market for a total cash consideration of US$136,615.  The Company has used 692,899 Class A treasury shares to settle the exercise of share options as of December 31, 2019.

Statutory reserve

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries.

16.          SHAREHOLDERS’ EQUITY (continued)

In accordance with the PRC Regulations on Enterprises with Foreign Investment and its articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The WOFEs were established as foreign invested enterprises and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide a discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries were established as domestic invested enterprises and therefore are subject to the above mentioned restrictions on distributable profits.

As of December 31, 2018 and 2019, the PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries had appropriated US$15,525 and US$14,307 respectively, to the general reserve fund, which is restricted for distribution to the Company.